Related Parties (Details) - Subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corvus Pharmaceuticals
Related Party Transaction [Line Items]
Revenues	$ 300	$ 200
Other receivables	100	100
Afimmune Limited
Related Party Transaction [Line Items]
Revenues	0	50
Other receivables	$ 100	$ 50